Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Segment Information
Segment Information

Note 14. Segment Information

Operating segments are components of an enterprise for which separate financial information is available that is evaluated regularly by our Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources and in assessing financial performance. We conduct our business through two reportable business segments: Healthcare and Global Retail and Other.

The Healthcare segment provides claims accuracy solutions to health insurance payers and payer‑related entities. All of our healthcare service offerings focus on generating economic benefits for our clients by identifying errors, reducing improper payments and improving efficiency of business process related to healthcare industry payment networks. The Global Retail and Other segment primarily provides retrospective claims accuracy solutions to large and mid‑size retailers. Our services primarily result in cost recoveries based on the audit of our clients’ supply chain information as well as improved efficiency and effectiveness of our clients’ payment networks.

We evaluate the performance of each segment based on segment net revenue and segment operating income. Operating income is calculated as net revenue less operating expenses and is not affected by other expense (income) or by income taxes. Indirect costs are generally allocated to the segments based on the segments’ proportionate share of revenue and expenses directly related to the operation of the segment. We do not allocate interest expense, other non‑operating (income) expense or the provision for income taxes, since these items are not considered in evaluating the segment’s overall operating performance. Our CODM does not receive or utilize asset information to evaluate performance of operating segments. Accordingly, asset‑related information has not been presented.

Our operating segment results for the periods presented were as follows:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2016	2015	2016	2015
	(unaudited)		(unaudited)
Net Revenue
Healthcare	$138,470	$119,127	$403,643	$336,683
Global Retail and Other	17,771	17,809	53,607	53,197
Consolidated net revenue	$156,241	$136,936	$457,250	$389,880
Operating Income
Healthcare	$22,544	$4,288	$85,879	$55,812
Global Retail and Other	1,611	(160)	6,452	5,796
Consolidated operating income	$24,155	$4,128	$92,331	$61,608

Operating segment net revenue by product type for the periods presented was as follows:

	Three Months Ended September 30,				Nine Months Ended September 30,
	2016	%	2015	%	2016	%	2015	%
	(unaudited)				(unaudited)
Healthcare
Retrospective claims accuracy	$78,133	50.0	$62,369	45.5	$224,335	49.1	$178,818	45.9
Prospective claims accuracy	57,233	36.6	53,419	39.1	169,632	37.1	147,335	37.8
Transaction services	3,104	2.0	3,339	2.4	9,676	2.1	10,530	2.7
Total Healthcare	138,470	88.6	119,127	87.0	403,643	88.3	336,683	86.4
Retail
Retrospective claims accuracy	17,039	10.9	17,292	12.6	51,730	11.3	51,546	13.2
Other	732	0.5	517	0.4	1,877	0.4	1,651	0.4
Total Global Retail and Other	17,771	11.4	17,809	13.0	53,607	11.7	53,197	13.6
Consolidated net revenue	$156,241	100.0	$136,936	100.0	$457,250	100.0	$389,880	100.0

Note 17. Segment and Geographic Information

Segment Information

Operating segments are components of an enterprise for which separate financial information is available that is evaluated regularly by our Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources and in assessing financial performance. We conduct our business through two reportable business segments: Healthcare and Global Retail and Other.

The Healthcare segment provides claims accuracy solutions to health insurance payers and payer‑related entities. All of our healthcare service offerings focus on generating economic benefits for our clients by identifying errors, reducing improper payments and improving efficiency of business process related to healthcare industry payment networks. The Global Retail and Other segment primarily provides retrospective claims accuracy solutions to large and mid‑size retailers. Our services primarily result in cost recoveries based on the audit of our clients’ supply chain information as well as improved efficiency and effectiveness of our clients’ payment networks.

We evaluate the performance of each segment based on segment net revenue and segment operating income. Operating income is calculated as net revenue less operating expenses and is not affected by other income (expense) or by income taxes. Indirect costs are generally allocated to the segments based on the segments’ proportionate share of revenue and expenses directly related to the operation of the segment. We do not allocate interest expense, other non‑operating (income) expense or the provision for income taxes, since these items are not considered in evaluating the segment’s overall operating performance. Our CODM does not receive or utilize asset information to evaluate performance of operating segments. Accordingly, asset‑related information has not been presented.

Our operating segment results for the periods presented were as follows:

	Year ended December 31,
	2015	2014
Net Revenue
Healthcare	$467,044	$359,842
Global Retail and Other	74,299	81,530
Consolidated net revenue	$541,343	$441,372
Operating Income
Healthcare	$84,240	$23,713
Global Retail and Other	12,284	6,484
Consolidated operating income	$96,524	$30,197

Operating segment net revenue by product type for the periods presented was as follows:

	Year ended December 31,
	2015		2014
Retrospective claims accuracy	$251,288	46.4%	$240,544	54.5%
Prospective claims accuracy	201,899	37.3%	108,828	24.7%
Transaction services	13,857	2.6%	10,470	2.4%
Total Healthcare	467,044	86.3%	359,842	81.6%
Retrospective claims accuracy	72,060	13.3%	80,075	18.1%
Other	2,239	0.4%	1,455	0.3%
Total Global Retail and Other	74,299	13.7%	81,530	18.4%
Consolidated net revenue	$541,343	100.0%	$441,372	100.0%

Geographic Information

Geographic net revenue and long‑lived assets are attributed to the geographic regions based on the geographic location of each of our subsidiaries/locations. Our operations are primarily within the continental United States. We also operate in Canada and the United Kingdom.

Net revenue generated in the United States accounted for approximately 98% and 95% of total net revenue for the years ended December 31, 2015 and 2014, respectively. Remaining net revenue was generated in the rest of the world.

Long‑lived assets are primarily based in the United States with over 99% of total consolidated long‑lived assets. Less than 1% of total consolidated long‑lived assets are foreign.